Intangible Assets, Net (Details) - Schedule of Future Amortization of Intangible Asset - Finite-Lived Intangible Assets [Member]	Dec. 31, 2023 USD ($)
Intangible Assets, Net (Details) - Schedule of Future Amortization of Intangible Asset [Line Items]
2024	$ 3,123
2025	3,123
2026	3,123
2027	3,123
2028 and thereafter	68,448
Total	$ 80,940